Leases - Summary of Changes in the Carrying Value of ROU Asset (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 142,623
Ending balance	175,474	$ 142,623
Premises [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	142,351
Ending balance	175,148	142,351
Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	5
Ending balance	4	5
Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	267
Ending balance	322	267
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	221,062	219,781
Additions	43,109	5,836
On acquisition	3,517	1,528
Terminations/modifications	25,875	3,174
Translation adjustments	(17,023)	(9,257)
Ending balance	276,540	221,062
Gross carrying amount [member] | Premises [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	220,185	219,078
Additions	43,017	5,620
On acquisition	3,443	1,528
Terminations/modifications	26,140	3,174
Translation adjustments	(16,989)	(9,215)
Ending balance	275,796	220,185
Gross carrying amount [member] | Computers [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	40	39
Terminations/modifications	(35)
Translation adjustments	(5)	1
Ending balance		40
Gross carrying amount [member] | Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	24	25
Translation adjustments	(1)	(1)
Ending balance	23	24
Gross carrying amount [member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	813	639
Additions	92	216
On acquisition	74
Terminations/modifications	(230)
Translation adjustments	(28)	(42)
Ending balance	721	813
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	78,439	53,015
Depreciation	28,838	28,213
Terminations/modifications	(418)	(47)
Translation adjustments	(5,793)	(2,742)
Ending balance	101,066	78,439
Accumulated depreciation [member] | Premises [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	77,834	52,497
Depreciation	28,733	28,100
Terminations/modifications	(154)	(47)
Translation adjustments	(5,765)	(2,716)
Ending balance	100,648	77,834
Accumulated depreciation [member] | Computers [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	40	35
Depreciation		4
Terminations/modifications	(35)
Translation adjustments	(5)	1
Ending balance		40
Accumulated depreciation [member] | Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	19	17
Depreciation	1	3
Translation adjustments	(1)	(1)
Ending balance	19	19
Accumulated depreciation [member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	546	466
Depreciation	104	106
Terminations/modifications	(229)
Translation adjustments	(22)	(26)
Ending balance	$ 399	$ 546